Data Compare Summary (Total)
Run Date - 9/XX/2025 12:13:45 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	2	306	0.65%	306
City	0	306	0.00%	306
State	0	306	0.00%	306
Zip	3	306	0.98%	306
Note Date	0	306	0.00%	306
Original Loan Amount	27	306	8.82%	306
Original Interest Rate	77	306	25.16%	306
Appraised Value	221	306	72.22%	306
Original CLTV	6	306	1.96%	306
Original LTV	0	174	0.00%	306
Originator Application Date	30	306	9.80%	306
Borrower Full Name	65	306	21.24%	306
Investor: Qualifying Total Debt Ratio	7	306	2.29%	306
Disbursement Date	6	306	1.96%	306
Amortization Term	0	132	0.00%	306
Coborrower Full Name	12	44	27.27%	306
Contract Sales Price	0	1	0.00%	306
Total	456	4,329	10.53%	306